LEASES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Gross	$ 83,537	$ 73,196
Interest	6,218	5,509
Present Value	77,319	67,687
Less than one year [member]
Statement [Line Items]
Gross	26,758	19,532
Interest	2,725	2,285
Present Value	24,033	17,247
Between one and two years
Statement [Line Items]
Gross	24,433	20,042
Interest	1,749	1,804
Present Value	22,684	18,238
Between two and three years
Statement [Line Items]
Gross	16,626	18,397
Interest	831	1,005
Present Value	15,795	17,392
Between three and four years
Statement [Line Items]
Gross	7,860	12,284
Interest	408	360
Present Value	7,452	11,924
Between four and five years
Statement [Line Items]
Gross	2,618	2,731
Interest	159	54
Present Value	2,459	2,677
More than five years [member]
Statement [Line Items]
Gross	5,242	210
Interest	346	1
Present Value	$ 4,896	$ 209